OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2016	2015
Claims receivable	10,732	12,697
Agent receivables	3,825	3,488
Other receivables	4,859	12,936
	19,416	29,121